Basis of Presentation and Significant Accounting Policies - Schedule of Modified Retrospective Method to Adopt New Revenue Guidance (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Deferred cost of goods sold		$ 0
Current liabilities:
Deferred revenue	$ 0	0	$ 1,638
Sales return provision	565	778	0
Accrued distribution fees and managed care costs	2,856	1,672	1,330	$ 959
Stockholders' deficit
Accumulated deficit	$ (508,007)	(473,942)	(473,921)	$ (424,239)
Balance at December 31, 2017
Current assets:
Deferred cost of goods sold			539
Current liabilities:
Deferred revenue			1,638
Sales return provision			0
Accrued distribution fees and managed care costs			1,330
Stockholders' deficit
Accumulated deficit			$ (473,921)
New Revenue Standard Adjustment | ASU 2014-09
Current assets:
Deferred cost of goods sold		(539)
Current liabilities:
Deferred revenue		(1,638)
Sales return provision		778
Accrued distribution fees and managed care costs		342
Stockholders' deficit
Accumulated deficit		$ (21)